Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

 a)           Basis of Presentation

Our financial statements have been prepared in accordance with accounting principles generally accepted in the United States and are expressed in Canadian Dollars, which is the Company’s functional currency.  The Company’s fiscal year-end is April 30.

b)           Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

c)           Mineral Property Costs

Mineral property acquisition costs are initially capitalized when incurred. These costs are then assessed for impairment when factors are present to indicate the carrying costs may not be recoverable. Mineral exploration costs are expensed when incurred.

Our tests include the evaluation of the following factors:

(1) Does the Company currently have cash flow and/or does the Company expect cash flow in the immediate future;

(2) Are there existing reserves which have been valued by a third party valuation and on which value we can conduct a future discounted cash flow analysis;

(3) Have we previously monetized any mineral assets; and

(4) Do we presently have resources on hand to allow us to conduct our business plan as stated.

Upon completion of our evaluation of our mineral properties, management has determined the assets evaluated fail the impairment test.  With no existing or immediately anticipated cash flows, no prior history of successful mineral operations from which to support current asset value and insufficient resources to undertake our presently proposed operations, we have determined to fully impair the asset acquisition costs of all properties in the amount of $933,330.

d)           Investments in Associates

Associates are enterprises over which the group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are measured according to the equity method of accounting so that the carrying amount of the investment represents the group’s proportionate share of the enterprises’ net assets using rules of ASC Topic 323-10 (pre-codification: APB Opinion No. 18), The Equity Method of Accounting for Investments in Common Stock.

e)           The Fair Value of Financial Instruments

The carrying value of cash and prepaid expenses approximate their fair value because of the short-term maturity of these instruments.  Our operations are in Canada and primary operations are carried out in the functional currency of Canada

f)           Stock-Based Compensation

The Company follows the guidance included in ASC 718 Compensation-Stock Compensation (“ASC 718”) using the modified prospective transition method. The Company recognizes compensation expense in the financial statements for share-based awards based on the grant date fair value of those awards.

g)    Share based payment arrangements

The Company follows the guidance provided in ASC 505-50 – Equity Based Payments to Non-Employees (“ASC 505-50”) in respect to the valuation of shares issued for receipt of goods or services rendered.

h)	Impairment of Long-lived Assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17 if events or circumstances indicate that their carrying amounts might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using rules of ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

i)            Foreign Currency Translation

Our functional and reporting currency is the Canadian dollar.  Occasional transactions may occur in United States dollars and management has adopted ASC Topic 830 - “Foreign Currency Translation”.  Monetary assets denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date.  Average monthly rates are used to translate revenues and expenses.  We have not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

j)           Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  We have adopted ASC Topic 740 as of its inception.  Pursuant to ASC Topic 740, we are required to compute tax asset benefits for net operating losses carried forward.  Potential benefit of net operating losses have not been recognized in the financial statements because we cannot be assured it is more likely than not we will utilize the net operating losses carried forward in future years.

k)           Basic and Diluted Net Income (Loss) Per Share

We compute net income (loss) per share in accordance with “Earnings per Share”.  ASC Topic 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement.  Basic EPS is computed by dividing net income (loss) available to common stockholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

l)           Recently Issued Accounting Pronouncements

The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its financial statements.